EARNINGS PER SHARE (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic earnings per share [abstract]
Profit attributable to owners of the Company	€ 695,818	€ 784,678	€ 535,393
Weighted average number of common shares for basic earnings per common share (shares)	186,767	188,606	188,951
Basic earnings per common share (in Euros per share)	€ 3.73	€ 4.16	€ 2.83
Diluted earnings per share [abstract]
Owners of the parent	€ 695,818	€ 784,678	€ 535,393
Weighted average number of common shares for diluted earnings per common share (shares)	187,535	189,394	189,759
Diluted earnings per common share (in Euros per share)	€ 3.71	€ 4.14	€ 2.82